Other receivables - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2020
Other receivables
Credit loss				$ 14,006,158	$ 14,245,346
Real estate properties held for lease, net member
Other receivables
Other receivables				339,695,310	378,656,298
Henan Derun Real Estate Co. Ltd ("Henan Derun")
Other receivables
Interest rate		18.00%
Percentage of ownership interest used to settle receivables through transfer of certain parcels of land properties	80.00%
Settlement of bank loans to release the land pledged in bank	$ 77,100,000
Other receivables				138,911,029	140,261,069
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund ("Zhengzhou Yongzhi")
Other receivables
Other receivables			$ 22,590,255	$ 0	$ 22,590,255
Equity interest transferred (in percent)						98.00%
Consideration for transfer of equity interest						$ 122,607,243
Payments received for transfer of equity interest			$ 98,085,794